Note 15 - Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Apr. 17, 2023	Dec. 31, 2022
Maximum Capacity	$ 400,000		$ 400,000
Carrying value	168,780		24,286
Facility A [Member]
Maximum Capacity	275,000	$ 275,000	125,000
Carrying value	168,780		1,924
Facility B [Member]
Maximum Capacity	125,000		125,000
Carrying value	0		7,619
Facility C [Member]
Maximum Capacity	0		150,000
Carrying value	$ 0		$ 14,743